Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Basis of Preparation
Basis of Preparation
The unaudited condensed consolidated interim financial statements of the Company are prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting.” Certain information and disclosures normally included in the annual consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) have been condensed or omitted. Accordingly, these unaudited condensed consolidated interim financial statements should be read in conjunction with the Company’s audited annual consolidated financial statements for the year ended December 31, 2019 and accompanying notes, which have been prepared in accordance with IFRS as issued by the International Accounting Standards Board, and as adopted by the European Union.
The accounting policies applied are consistent with those of the previous financial year. A description of our accounting policies is provided in the Accounting Policies section of the audited consolidated financial statements as of and for the year ended December 31, 2019. In addition, our accounting policies for marketable securities, and internally generated intangible assets regarding software, applied for the first time in this reporting period, are described below.
The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates and requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the unaudited condensed consolidated interim financial statements are disclosed in Note 3.

Marketable Securities
Marketable Securities
In order to mitigate concentration of credit risks on cash deposits, the Company’s business model comprises objectives to hold marketable securities (“marketable securities” or “securities”) in order to collect contractual cash-flows.
Marketable securities may comprise government bonds, treasury bills, commercial papers, and other securities traded on established markets.
Our investment policy only allows investment in marketable securities with high credit-ratings, assigned by international credit-rating agencies.
Contractual terms of the individual securities give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. This assessment is referred to as the SPPI-test and is performed individually per security acquired.
Marketable securities are initially recognized at fair value at trade date, and subsequently measured at amortized cost and are subject to impairment to accommodate expected credit loss. Gains and losses are recognized in the consolidated statement of profit or loss when the specific security or portfolio of securities is derecognized, modified or impaired.
Marketable securities with a maturity of three months or less on the date of acquisition are presented as cash equivalents in the consolidated statements of financial position, where other securities with a maturity date within 12 months after the reporting date are presented separately as marketable securities within current assets. The Company does not hold non-current
securities.

Internally Generated Intangible Assets regarding Software
Internally Generated Intangible Assets regarding Software
Software assets, that is internally developed, comprise administrative applications and serve general purposes to support the operations.
Development costs that are directly attributable to the design, customization, implementation, and testing of identifiable and unique software assets controlled by the Company are recognized as intangible assets from the time that; (1) the software asset is clearly defined and identifiable; (2) technological feasibility, adequate resources to complete, and an internal use of the software asset can be demonstrated; (3) the expenditure attributable to the software asset can be measured reliably; and (4) the Company has the intention to use the software asset internally.
Following initial recognition of the development expenditure as an asset, the asset is carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when the development is complete, and the asset is available for use. Software assets are amortized over the period of expected future benefits. Amortization is recognized in research and development costs, and selling, general and administrative expenses, as appropriate. During the period of development, the asset is tested for impairment, at least annually, or if there are indications that a software asset is impaired.
Expenditures, that do not meet the criteria above are recognized as an expense as incurred. The Company does not capitalize software with no alternative use, or where economic benefit depends on marketing approvals of drug candidates and where market approvals have not been obtained.

New and Amended IFRS Standards Adopted by the Company
New and Amended IFRS Standards Adopted by the Company
Several new amendments and interpretations became applicable for the current reporting period, but do not have an impact on the accounting policies applied by the Company.